SCHEDULE OF EXPENSES BY NATURE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Wages and benefits	$ 4,267,937	$ 3,270,528	$ 1,586,900
Subcontract fees	2,946,729	1,516,343	3,802,919
Stock-based compensation	2,054,187	1,769,951	567,859
Supplies	1,477,890	1,608,306	676,639
Research and development costs	10,746,743	8,165,128	6,634,317
Stock-based compensation	2,382,417	2,764,419	3,045,086
Wages and benefits	2,648,862	2,643,451	2,233,449
Professional fees	1,173,743	1,155,316	800,551
General expenses	1,860,762	1,304,690	1,188,712
Depreciation and amortization	1,293,158	1,100,522	813,103
Rent and facility costs	157,329	87,130	57,097
Selling, marketing and administration costs	$ 9,516,271	$ 9,055,528	$ 8,137,998